As filed with the Securities and Exchange Commission on November 2, 1995

                                            Securities Act File No. 2-94935
                                       Investment Company File No. 811-4179


                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549


                                 FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

               Pre-Effective Amendment No.  ____                 [ ]

               Post-Effective Amendment No.  20                  [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                             Amendment No. 22


                           CORTLAND TRUST, INC.
            (Exact Name of Registrant as Specified in Charter)

                             600 Fifth Avenue
                         New York, New York  10020
            (Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:     (212) 830-5220

                              STEVEN W. DUFF
                         c/o Cortland Trust, Inc.
                             600 Fifth Avenue
                         New York, New York  10020
                  (Name and Address of Agent for Service)

                    Copy to:     Jules Buchwald, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                              919 Third Avenue
                              New York, N.Y. 10022

     It is proposed that this filing will become effective (check appropriate box):

          [ ] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a) [X] on November 15, 1995 pursuant to paragraph (a) of Rule 485.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a Rule 24f-2 Notice for its fiscal year ended March 31, 1995 on May 26, 1995.

                                  PART C
                             OTHER INFORMATION

Item 24.     Financial Statements and Exhibits.

(A)     Financial Statements

     Included in Prospectus Part A:

     None

     Included in Statement of Additional Information Part B:

     None

(B)     Exhibits

     (1) Articles of Incorporation of Registrant [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (2) By Laws of Registrant [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (3)     None.

     (4)     None.

     (5) Management/Investment Advisory Agreements between the Registrant and Reich & Tang Asset Management L.P. [filed as an Exhibit to
          Post-Effective Amendment No. 16 on August 1, 1994 and is hereby incorporated by reference].

     (6) Form of Distribution Agreements between the Registrant and Reich & Tang Distributors L.P [filed as an Exhibit to Post-Effective Amendment No. 16 on August 1, 1994 and is hereby incorporated by reference].

     (7)     None.

     (8) Custodian Agreement between Registrant and Investors Fiduciary Trust Company [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (9) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc.

     (10) Opinion and Consent of Messrs. Spengler Carlson Gubar Brodsky & Frischling [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

*     (11)     (a)     Consent of Ernst & Young LLP.

          (b) Consent of Messrs. Kramer, Levin, Naftalis, Nessen, Kamin & Frankel [filed as an Exhbit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

          (c) Opinion of Counsel to the effect that shares of the U.S. Government Fund are permissible investment for federal credit unions [filed as an Exhibit to Post-Effective Amendment No. 6 on July 29, 1988 and is hereby incorporated by reference].

          (d) Opinion of Counsel to the effect that the Tax-Free Money Market Fund will be considered the owner of Municipal Securities subject to Stand-by Commitments for federal income tax purposes [filed as an Exhibit to Pre-Effective Amendment No. 2 on May 31, 1985 and is hereby incorporated by reference].

     (12)     None.

     (13) Letter agreement concerning initial subscription of $100,000 of shares [filed as an Exhibit to Pre-Effective Amendment No. 1 on April 22, 1985 and is hereby incorporated by reference].

     (14) (a) Pilgrim Section 403(b)(7) Tax Sheltered Retirement Plan [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

          (b) Pilgrim Individual Retirement Account [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

          (c) Form of the Pilgrim Group Retirement Plan including the Money Purchase Pension Plan and Profit Sharing Plan [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

     (15) (a)  Form of Amended  Plans of  Distribution  and Forms of Related
               Service   Agreements   [filed   as   Exhibits   to   Registrant's
               Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

          (b) Form of Plan of Distribution (Live Oak Shares) [filed as an Exhbit to Post- Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

          (c) Form of Primary Dealer Agreement [filed as an Exhibit to Post-Effective Amendment No. 18 on July 28, 1995 and is hereby incorporated by reference].

          (d) Form of Primary Dealer Agreement (Live Oak Shares) [filed as an Exhbit to Post- Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

          (e) Form of Rule 18f-3 Multi-Class Plan [filed as an Exhbit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

Item 25.     Persons Controlled by or under Common Control with Registrant

     No such persons.
--------------------
*     Filed herewith.

Item 26.     Number of Holders of Securities

                            Number of Record Holders
          Title/Class                             As of September 30, 1995

Live Oak General Money Market Shares                    None

Live Oak U.S. Government Money Market Shares            None

Live Oak Municipal Money Market Shares                  None

Item 27.     Indemnification

     Registrant incorporates herein by reference the response to Item 27 in Post Effective Amendment No. 12 to the Registration Statement filed with the Commission on August 1, 1991.

Item 28.     Business and Other Connections of Investment Advisor

     The description of Reich & Tang Asset Management L.P. under the caption "Management of the Fund" in the Prospectus and "Manager" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

     New England Mutual Life Insurance Company ("The New England"), of which New England Investment Companies, Inc. ("NEIC") is an indirect wholly-owned subsidiary, owns approximately 68.1% of the outstanding partnership units of New England Investment Companies, L.P., Reich & Tang, Inc., the former general partner of New England Investment Companies, L.P. owns approximately 22.8% of the outstanding partnership units of New England Investment Company, L.P. Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., Reich & Tang Asset Management, L.P. serves as the sole limited partner of the Distributor.

     Registrant's investment adviser, Reich & Tang Asset Management L.P., is a registered investment adviser. Reich & Tang Asset Management L.P. 's investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, North Carolina Daily Municipal Income Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in money market instruments; Reich & Tang Government Securities Trust, a registered investment company which invests solely in securities issued or guaranteed by the United States Government, whose address is 600 Fifth Avenue, New York, New York 10020; Delafield Fund Inc., Reich & Tang Equity Fund, Inc., a registered investment company whose address is 600 Fifth Avenue, New York, New York 10020, which invests principally in equity securities; Cortland Trust, Inc., a registered investment company whose address is Three University Plaza, Hackensack, New Jersey 07601 and Lebenthal Funds, Inc. (Lebenthal New York Tax Free Income Fund, Inc. and Lebenthal New York Municipal Bond Fund), a registered investment company whose address is 25 Broadway, New York, New York 10004, which invest primarily in money market instruments. In addition, New England Investment Companies L.P. is the sole general partner of Alpha Associates, August Associates, Reich & Tang Small Cap L.P. and Tucek Partners, private investment partnerships organized as limited partnerships.


     Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies, a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIM. Lorraine C. Hysler has been Secretary of Reich & Tang Asset Management Inc. since July 1994, Assistant Secretary of NEIC since September 1993, Vice President of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994 and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of Reich & Tang Asset Management Inc. since July 1994, President and Chief Operating Officer of the Capital Management Group of New England Investment Companies, L.P. from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of Reich & Tang Asset Management Inc. since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994. Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Chairman of Reich & Tang Government Securities Trust, President and Trustee of Florida Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., Executive Vice President of Reich & Tang Equity Fund, Inc., and Senior Vice President of Lebenthal Funds, Inc. Bernadette N. Finn has been Vice President - Compliance of Reich & Tang Asset Management Inc. since July 1994, Vice President of Mutual Funds Division of New England Investment Companies, L.P. from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Delafield Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Lebenthal Funds, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt proceeds Fund, Inc., a Vice President and Secretary of Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust and Short Term Income Fund, Inc. Richard De Sanctis has been Treasurer of Reich & Tang Asset Management Inc. since July 1994, Assistant Treasurer of NEIC since September 1993 and Treasurer of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc., and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust, Tax Exempt Proceeds Fund, Inc. and Short Term Income Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc. Edward E. Phillips, Chairman of the Board of NEIC from December 1989 until December 1991 and from August 1992 until December 1992, Chief Executive Office of NEIC from August 1992 until October 1992, Chairman of the Board of The New England from 1978 to January 1992, and Director of NYNEX Corporation and Affiliated Publications, Inc. Robert A. Shafto, a Director of NEIC since August 1992, Chairman of The New England since July 1993, and President and Chief Executive Officer of The New England since July 1933, having served in that capacity since January 1992, President and Chief Operating Officer of The New England from 1990 to 1992 and President--Insurance and Personal Financial Services of the New England from 1988 to 1990, and Director of Fleet Bank of Massachusetts, N.A. Lawrence E. Fouracker, Director of NEIC since May 1990, Director of The New England, Alcan Aluminum, Limited, Citicorp, Inc., Enserch Corporation, General Electric Company, The Gillette Company and Ionics, Inc. Thomas J. Galligan Jr., Director of NEIC since May 1990, Chairman of the Board of Directors of Boston Edison Company from 1979 until his retirement in December 1986, served as its Chief Executive Officer from 1979 to 1984 and served as a Director until May
1990,  Director  of The New  England  from 1971 to 1990.  Charles  M.  Leighton,
Director of NEIC since May 1990, has been Chairman of the Board and Chief Executive Officer of CML Group, Inc. a specialty consumer products company, since 1969, and Director of The New England and Corporate Software, Inc. Oscar
L. Tang, Director of NEIC, Chairman and Chief Executive Officer of Mid Pacific Air Corporation, and Director of South Seas Textile Manufacturing Co., Ltd. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer of NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Sherry A. Umberfielld, Executive Vice President, Corporate Development of NEIC since December 1989, Vice President of The New England from December 1988 to December 1992 and a Second Vice President of The New England from 1984 to 1988, and Director of TNE Investment Services Corporation ("TNEIS"), New England Investment Marketing, Inc. ("NEIM"), Westpeak Investment Advisors, Inc. ("Westpeak") and Draycott Partners, Ltd. ("Draycott"). Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIM.

Item 29.     Principal Underwriters

     (a) Reich & Tang Distributors L.P. is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust, Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

     (b) The following are the directors and officers of Reich & Tang Asset Management Inc., the general partner of Reich & Tang Asset Management L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. All other persons' principal business address is 600 Fifth Avenue, New York, New York 10020.


                              Positions and Offices           Positions and
                              with General Partner             Offices With
     Name                      of the Distributor             Registrant

Peter S. Voss                     President, CEO, and          None
                                    Director
Steven W. Duff                    Director                     President
G. Neal Ryland                    Director                     None
Richard E. Smith III              Director                     None
Richard De Sanctis     .          Vice President               Treasurer
                                    and Treasurer
Richard I. Weiner                 Vice President               None
Bernadette N. Finn                Vice President -
                                    Compliance                 Secretary
Edward N. Wadsworth               Clerk                        None
Lorraine C. Hysler                Assistant Secretary          None


     (c)     Not applicable.

Item 30.     Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management L.P., 600 Fifth Avenue, New York, New York 10020, the Registrant's Manager; Fundtech Services L.P., the Registrant's transfer agent and dividend disbursing agent; and at Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, the Registrant's custodian.

Item 31.     Management Services

               None.

Item 32.     Undertakings

     (1) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 1 per centum of the outstanding shares of the Registrant, regardless of the net asset value of the shares held by such requesting shareholders.

     (2) The Registrant undertakes to call a meeting of stockholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (3) The Registrant undertakes to file a Post-Effective Amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement relating to Live Oak Shares, or the initial public offering thereof, whichever is later.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of October, 1995.

                                   CORTLAND TRUST, INC.


                                   By:    s/ Steven W. Duff
                                          Steven W. Duff
                                          President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on October 31, 1995.


     SIGNATURE                              TITLE

(1)     Principal Executive Officer



   s/ Steven W. Duff
Steven W. Duff                              President

(2)     Principal Financial and
     Accounting Officer:



   s/ Richard De Sanctis
Richard De Sanctis                           Treasurer

(3)     Majority of Directors:


---------------------------------
Kenneth C. Ebbitt, Jr.                       Chairman and Director

*     Owen Daly II     (Director)
*     Albert R. Dowden(Director)
     David C. Melnicoff(Director)
*     James L. Schultz(Director)


By:          s/ Jules Buchwald
     Jules Buchwald
     Attorney-in-fact*

* An executed copy of the power of attorney was filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on March 4, 1991.